Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 20, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 20, 2013
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
Supplement -- [Text Block]	wfacbmidcapval_SupplementTextBlock_04

SUPPLEMENT TO THE PROSPECTUSES

OF

WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS

For the Wells Fargo Advantage C&B Mid Cap Value Fund

(the "Fund")

The following is added in the sections entitled "Principal Investment Strategies" contained in both the Fund Summaries and The Funds sections:

Effective February 1, 2014: We invest principally in equity securities of medium-capitalization companies, which we define as securities of companies with market capitalization within the range of the Russell Midcap® Index. The market capitalization range of the Russell Midcap® Index was approximately $889 million to $29.84 billion, as of September 30, 2013, and is expected to change frequently.

(Wells Fargo Advantage C&B Mid Cap Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective February 1, 2014: We invest principally in equity securities of medium-capitalization companies, which we define as securities of companies with market capitalization within the range of the Russell Midcap® Index. The market capitalization range of the Russell Midcap® Index was approximately $889 million to $29.84 billion, as of September 30, 2013, and is expected to change frequently.